UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Northwestern Mutual Capital, LLC
Address: 720 East Wisconsin Avenue
         Milwaukee, WI  53202

13F File Number:  28-05583

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gary M. Hewitt
Title:     Treasurer
Phone:     414-665-7042

Signature, Place, and Date of Signing:




 Gary M. Hewitt     Milwaukee, WI     May 15, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    8

Form 13F Information Table Value Total:    $96,876 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

1    028-00229               The Northwestern Mutual Life Insurance Company

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APACHE CORP                    COM              037411105    14355   142924 SH       DEFINED 1              142924
C&J ENERGY SVCS INC            COM              12467B304    19156  1076768 SH       DEFINED 1             1076768
DELTA AIR LINES INC DEL        COM NEW          247361702        9      863 SH       DEFINED 1                 863
HORSEHEAD HLDG CORP            COM              440694305     7290   640000 SH       DEFINED 1              640000
NEWSTAR FINANCIAL INC          COM              65251F105    23677  2129257 SH       DEFINED 1             2129257
ROUNDYS INC                    COM              779268101    14088  1316669 SH       DEFINED 1             1316669
SEALY CORP                     COM              812139301     4006  1982926 SH       DEFINED 1             1982926
SEALY CORP                     SR SECD 3RD 8%   812139400    14295   269971 SH       DEFINED 1              269971